Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net profit	¥ 3,538	$ 505	¥ 566	¥ 70,554
Adjustments to reconcile net profit to net cash provided by/ (used in) operating activities:
Allowance for doubtful account	5,089	728	682	1,567
Impairment of intangible assets	0	0	0	1,950
Depreciation and amortization	13,823	1,977	11,458	13,640
Unrealized exchange loss	927	133	684	436
Share-based compensation expense	18,517	2,648	9,021	463
Interest income	(4,047)	(579)	(4,139)	(2,789)
Investment loss/(income)	(50)	(7)	777	2,405
Net (gain)/loss on disposal of subsidiaries	378	54	(266)	(749)
Share of (income)/loss of equity method investee	40	6	(1,535)	(417)
Deferred income taxes	812	116	0	0
Amortization of right-of-use assets	9,207	1,316	24,811	25,680
Amortization of directors and officers liability insurance premium	0	0	79	3,125
Loss on disposal of property, plant and equipment	5,915	846	0	217
Gain on termination of right-of-use assets	(16)	(2)	(12,155)	(5,923)
Adjustments to reconcile net profit/(loss) to net cash provided by operating activities	54,133	7,741	29,983	110,159
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	(17,556)	(2,510)	20,734	75,466
(Increase)/decrease in insurance premium receivables	622	89	119	(123)
Decrease/(increase) in prepaid expense and other receivables	(10,002)	(1,430)	13,070	21,815
(Increase)/decrease in deferred costs	0	0	6,147	(6,147)
Decrease in amounts due from related parties	0	0	45	106
Increase in amounts due to related parties	18,689	2,672	44	1,956
Increase in other non-current assets	(1,130)	(162)	(102)	0
Decrease/(increase) in contract assets	(34,171)	(4,886)	(46,838)	1,975
(Decrease)/increase in accounts payable	(7,103)	(1,016)	(10,047)	(50,661)
Increase in other non-current liabilities	11,269	1,611	0	0
Increase/(decrease) in insurance premium payables	(14,747)	(2,109)	18,528	9,947
Increase/(decrease) in payroll and welfare payable	21,690	3,102	(24,183)	12,469
Increase in income taxes payable	5,378	769	135	0
(Decrease)/increase in other payables and accrued expenses	5,799	829	(2,457)	(24,899)
Increase in right-of-use assets due to prepaid rent	0	0	0	(825)
Decrease in operating lease liabilities	(16,404)	(2,346)	(22,867)	(12,581)
Decrease in contract liabilities	0	0	(2,728)	(1,306)
Dividend received from equity method investees	1,408	201	1,491	0
Net cash provided by/(used in) operating activities	17,875	2,555	(18,926)	137,351
Cash flows from investing activities:
Purchase of long-term investment	(16,713)	(2,390)	0	0
Purchase of short-term investment	0	0	(73,327)	(9,968)
Purchase of property, equipment and intangible assets	(8,246)	(1,179)	(4,284)	(30,524)
Proceeds from disposal of property, equipment and intangible assets	0	0	426	955
Proceeds from disposal of investments	0	0	76,701	874
Proceeds from capital reduction of equity investees	16,917	2,419	9,925	0
Advances from disposal of an investment	0	0	1,500	0
Advance to a related party	(3,320)	(475)	(657)	0
Acquisition of subsidiary, net of cash acquired	(560)	(80)	(8,046)	(2,441)
Disposal of subsidiaries, net of cash disposed of	0	0	0	1,645
Loans to third parties	0	0	(25,382)	(23,000)
Repayment from third parties	0	0	19,704	0
Interests received	0	0	0	1,075
Others	0	0	198	361
Net cash used in investing activities	(11,922)	(1,705)	(3,242)	(61,023)
Cash flows from financing activities:
Proceeds from borrowings	119,990	17,158	50,000	37,000
Repayments of borrowings	(110,000)	(15,730)	(30,411)	(161,473)
Repurchase of Class A common shares	0	0	(77)	(13,392)
Deferred consideration paid for acquisition of a subsidiary	(6,768)	(968)	0	0
Proceeds upon exercise of share options	279	40	0	560
Cash received by subsidiaries from minority shareholders	617	88	3,700	3,750
Net cash (used in)/ provided by financing activities	4,118	588	23,212	(133,555)
Effect of exchange rate changes on cash and cash equivalents	(3,057)	(434)	2,152	2,914
Net (decrease)/increase in cash and cash equivalents and restricted cash	7,014	1,004	3,196	(54,313)
Total cash and cash equivalents and restricted cash at beginning of year	324,968	46,470	321,772	376,085
Total cash and cash equivalents and restricted cash at end of year	331,982	47,474	324,968	321,772
Supplemental disclosure of cash flow information
Cash paid for interest	(2,000)	(286)	(1,868)	(4,473)
Cash paid for income tax	(950)	(136)	0	0
Supplemental disclosure of non-cash investing and financing activities
Increase in lease liabilities arising from obtaining operating lease right-of-use assets	12,065	1,725	18,367	5,113
Decrease in lease liabilities due to termination of lease contacts	(2,750)	(393)	(101,027)	(35,788)
Acquisition of subsidiaries through issuing ordinary shares	¥ 0	$ 0	¥ 5,062	¥ 0